SGI Global Equity Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Aerospace/Defense - 3.7%
Lockheed Martin Corp.	4,850	$2,567,638
Northrop Grumman Corp.	2,978	1,458,178
		4,025,816

Auto Manufacturers - 2.3%
BYD Co. Ltd. - ADR	20,503	1,351,353
Honda Motor Co., Ltd. - ADR	45,208	1,170,887
		2,522,240

Banks - 1.8%
Bank Rakyat Indonesia Persero Tbk PT - ADR	15,651	210,662
HDFC Bank, Ltd. - ADR	8,455	564,456
ICICI Bank Ltd. - ADR	21,773	665,165
Popular, Inc.	3,324	330,273
United Overseas Bank Ltd. - ADR	4,007	218,197
		1,988,753

Beverages - 2.2%
Coca-Cola Co.	8,794	563,519
Coca-Cola Femsa SAB de CV - ADR	22,741	1,810,866
		2,374,385

Biotechnology - 2.3%
Exelixis, Inc. (a)	6,930	252,668
United Therapeutics Corp. (a)	6,090	2,256,284
		2,508,952

Chemicals - 0.2%
Ecolab, Inc.	868	215,932

Commercial Services - 1.2%
Automatic Data Processing, Inc.	2,199	674,939
Grand Canyon Education, Inc. (a)	4,070	669,881
		1,344,820

Cosmetics & Personal Care - 4.1%
Colgate-Palmolive Co.	37,693	3,642,274
Unilever PLC - ADR	13,732	821,723
		4,463,997

Diversified Financial Services - 1.8%
AerCap Holdings NV	7,047	700,190
CME Group, Inc.	1,923	457,674
Enact Holdings, Inc.	22,072	777,155
		1,935,019

Electric - 5.8%
Black Hills Corp.	3,386	216,941
Clearway Energy, Inc. - Class A	7,886	219,310
CMS Energy Corp.	33,029	2,302,451
Duke Energy Corp.	6,712	785,640
Evergy, Inc.	13,873	896,612
National Grid PLC - ADR	19,062	1,213,868
OGE Energy Corp.	16,525	726,439
		6,361,261

Electronics - 0.4%
Amphenol Corp. - Class A	6,324	459,439

Environmental Control - 3.0%
Republic Services, Inc.	3,516	767,543
Waste Management, Inc.	11,022	2,515,441
		3,282,984

Food - 5.9%
Flowers Foods, Inc.	53,793	1,216,798
Ingredion, Inc.	1,590	234,270
Kroger Co., (The)	52,150	3,185,322
Tyson Foods, Inc., - Class A	28,212	1,819,674
		6,456,064

Freight & Logistics - 1.4%
Canadian National Railway Co., (Canada)	5,360	598,658
Matson, Inc.	1,607	246,160
Union Pacific Corp.	2,578	630,734
		1,475,552

Gas - 2.7%
National Fuel Gas Co.	31,747	2,030,855
New Jersey Resources Corp.	16,705	861,644
		2,892,499

Healthcare-Services - 1.0%
Ensign Group, Inc.	1,574	230,135
HCA Healthcare, Inc.	823	269,302
Universal Health Services, Inc. - Class B	2,607	534,435
		1,033,872

Household Products/Wares - 1.2%
Kimberly-Clark Corp.	7,269	1,012,935
Reynolds Consumer Products, Inc.	11,043	305,781
		1,318,716

Insurance - 12.4%
Allstate Corp., (The)	9,470	1,963,983
Axis Capital Holdings Ltd.	14,405	1,340,241
Berkshire Hathaway, Inc. - Class B (a)	3,007	1,452,441
Cincinnati Financial Corp.	3,159	504,903
Everest Group Ltd.	1,836	711,560
Loews Corp.	6,420	556,807
MetLife, Inc.	27,688	2,442,912
Progressive Corp.	15,142	4,071,381
Unum Group	5,351	411,492
		13,455,720

IT Services & Consulting - 5.2%
CGI, Inc.	1,949	219,107
Check Point Software Technologies Ltd. (a)	1,801	327,782
GoDaddy, Inc. - Class A (a)	2,355	465,277
Infosys Ltd. - ADR	62,175	1,372,202
Logitech International SA	32,003	2,588,723
Tenable Holdings, Inc. (a)	15,876	666,474
		5,639,565

Lodging - 0.5%
H World Group Ltd. - ADR	17,501	563,007

Media - 0.2%
New York Times Co., (The), - Class A	3,943	213,947

Mining - 1.3%
Agnico Eagle Mines Ltd.	4,928	416,022
Rio Tinto PLC - ADR	15,506	974,397
		1,390,419

Oil & Gas - 1.6%
Cenovus Energy, Inc.	78,136	1,232,205
Inpex Corp. - ADR	16,952	222,071
Suncor Energy, Inc.	8,178	322,867
		1,777,143

Online Services - 1.2%
JD.com, Inc. - ADR	17,490	653,776
Vipshop Holdings Ltd. - ADR	50,681	699,905
		1,353,681

Pharmaceuticals - 13.5%
BellRing Brands, Inc. (a)	4,178	327,806
Cardinal Health, Inc.	8,139	994,911
Dr Reddy's Laboratories Ltd. - ADR	139,285	1,969,490
Eli Lilly & Co.	506	402,447
McKesson Corp.	5,401	3,394,529
Merck & Co., Inc.	25,066	2,547,708
Neurocrine Biosciences, Inc. (a)	4,476	567,333
Novo Nordisk AS - ADR	11,632	1,242,298
Takeda Pharmaceutical Co., Ltd. - ADR	238,342	3,246,218
		14,692,740

Pipelines - 1.1%
Cheniere Energy, Inc.	2,123	475,573
Targa Resources Corp.	3,325	679,298
		1,154,871

REITS - 0.6%
Welltower, Inc.	4,664	644,472

Retail - 1.2%
Costco Wholesale Corp.	577	560,775
Dollarama, Inc.	500	52,085
Wal-Mart Stores, Inc.	7,458	689,865
		1,302,725

Semiconductors - 0.9%
QUALCOMM, Inc.	6,169	977,972

Software - 6.2%
Electronic Arts, Inc.	6,217	1,017,536
Microsoft Corp.	6,704	2,838,876
Nice Ltd. - ADR (a)	8,859	1,616,236
SAP SE, (Germany), - ADR	5,456	1,296,346
		6,768,994

Technology - 3.2%
Alphabet, Inc. - Class C	16,087	2,742,672
Apple, Inc.	2,908	690,156
		3,432,828

Telecommunications - 7.8%
Arista Networks, Inc. (a)	2,629	1,066,901
Chunghwa Telecom Co, Ltd. - ADR	14,552	554,286
KDDI Corp. - ADR	24,376	402,204
Motorola Solutions, Inc.	3,190	1,594,043
Nippon Telegraph & Telephone Corp., (Japan) - ADR	16,871	432,741
Telefonica Brasil SA - ADR	134,444	1,103,785
Telkom Indonesia Persero Tbk PT - ADR	48,025	820,267
TIM SA - ADR	47,940	618,426
T-Mobile US, Inc.	7,638	1,886,128
		8,478,781
TOTAL COMMON STOCKS (Cost $97,352,732)		106,507,166

TOTAL INVESTMENTS - 97.9% (Cost $97,352,732)		106,507,166
Other Assets in Excess of Liabilities - 2.1%		2,312,165
TOTAL NET ASSETS - 100.0%		$108,819,331
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
AS - Aksjeselskap
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

SGI Global Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$106,507,166	$–	$–	$106,507,166
Total Investments	$106,507,166	$–	$–	$106,507,166

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of November 30, 2024
(% of Net Assets)
United States	$71,852,621	65.8%
Japan	5,474,121	5.1
India	4,571,313	4.2
China	3,268,041	2.9
United Kingdom	3,009,988	2.8
Canada	2,840,944	2.7
Switzerland	2,588,723	2.4
Bermuda	2,051,801	1.9
Israel	1,944,018	1.8
Mexico	1,810,866	1.7
Brazil	1,722,211	1.6
Germany	1,296,346	1.2
Denmark	1,242,298	1.2
Indonesia	1,030,929	0.9
Ireland	700,190	0.7
Taiwan	554,286	0.5
Puerto Rico	330,273	0.3
Singapore	218,197	0.2
Other Assets in Excess of Liabilities	2,312,165	2.1
	$108,819,331	100.0%